Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Government Money Market Portfolio
Entity Central Index Key	0000002663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000023718
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Portfolio
Class Name	Class I
Trading Symbol	IVMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 832,888,492
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$832,888,492 # of Portfolio Holdings22
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.6%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	55.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports